Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 116,234,560.80
Total Fee Amount	10,112.40
Total Offset Amount	0.00
Net Fee	$ 10,112.40
Offering Table N/A
Offset Table N/A	N/A